DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) $ in Millions	Dec. 31, 2024 USD ($) GWh MMBTU	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GWh	Dec. 31, 2023 MMBTU
Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 63,064	$ 58,175
Interest rates
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 97,961	124,265
Energy commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	173,523		98,345
Natural gas commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives	110,828,000		144,104,000	144,104,000
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 1,936	$ 2,017